Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: May 12, 2025

Payment Date	5/15/2025
Collection Period Start	4/1/2025
Collection Period End	4/30/2025
Interest Period Start	4/15/2025
Interest Period End	5/14/2025

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$374,863,736.20	$25,025,673.87	$349,838,062.33	0.736501	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$514,243,736.20	$25,025,673.87	$489,218,062.33

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$564,114,405.29	$536,541,018.69	0.358713
YSOC Amount	$46,479,467.71	$43,931,754.98
Adjusted Pool Balance	$517,634,937.58	$492,609,263.71
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$374,863,736.20	4.87000%	30/360	$1,521,322.00
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$514,243,736.20			$2,102,333.00

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$564,114,405.29	$536,541,018.69
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$517,634,937.58	$492,609,263.71
Number of Receivables Outstanding	39,114	38,255
Weighted Average Contract Rate	3.94%	3.94%
Weighted Average Remaining Term (months)	34.5	33.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,851,710.54
Principal Collections	$27,373,555.91
Liquidation Proceeds	$229,042.30
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$29,454,308.75
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$29,454,308.75

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$470,095.34	$470,095.34	$—	$—	$28,984,213.41
Interest - Class A-1 Notes	$—	$—	$—	$—	$28,984,213.41
Interest - Class A-2 Notes	$—	$—	$—	$—	$28,984,213.41
Interest - Class A-3 Notes	$1,521,322.00	$1,521,322.00	$—	$—	$27,462,891.41
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$27,071,381.41
First Allocation of Principal	$—	$—	$—	$—	$27,071,381.41
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$27,014,090.41
Second Allocation of Principal	$—	$—	$—	$—	$27,014,090.41
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$26,953,522.41
Third Allocation of Principal	$8,074,472.49	$8,074,472.49	$—	$—	$18,879,049.92
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,807,407.92
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,247,407.92
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,247,407.92
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,856,206.54
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,856,206.54
Remaining Funds to Certificates	$1,856,206.54	$1,856,206.54	$—	$—	$—
Total	$29,454,308.75	$29,454,308.75	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$46,479,467.71
Increase/(Decrease)	$(2,547,712.73)
Ending YSOC Amount	$43,931,754.98

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$517,634,937.58	$492,609,263.71
Note Balance	$514,243,736.20	$489,218,062.33
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	17	$199,830.69
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	151	$229,042.30
Monthly Net Losses (Liquidation Proceeds)			$(29,211.61)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			(0.15)%
Preceding Collection Period			0.23%
Current Collection Period			(0.06)%
Four-Month Average Net Loss Ratio			0.07%
Cumulative Net Losses for All Periods			$4,284,770.60
Cumulative Net Loss Ratio			0.29%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.36%	97	$1,913,647.84
60-89 Days Delinquent	0.15%	44	$820,479.76
90-119 Days Delinquent	0.06%	13	$299,294.84
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.57%	154	$3,033,422.44

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$167,752.86
Total Repossessed Inventory		11	$245,982.90

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		57	$1,119,774.60
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.20%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.49	0.09%	32	0.08%